Loans payable (Details) - USD ($)								1 Months Ended	12 Months Ended
	Mar. 22, 2022	Mar. 14, 2022	Nov. 12, 2021	Nov. 11, 2021	Nov. 10, 2021	Jul. 26, 2021	Oct. 29, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 15, 2022
Loans payable
Principal amount of loan receivable		$ 6,559,294
Interest rate									3.00%	1.00%
Long-term debt										$ 6,716,190		$ 6,582,980
Share price	$ 31	$ 4	$ 2.50		$ 2.50	$ 0.53
Settlement of Bridge Loan		1,645,745			880,000
Settlement of Bridge Loan		$ 6,582,980			$ 2,200,000					2,200,000
wrote down balance payable									$ 0
Rounding
Loans payable
Share price			$ 0.01
Short-term loan #1
Loans payable
Principal amount of loan receivable									$ 135,226		$ 135,226
Loan term									30 days		30 days
Long-term debt										9,068	$ 11,230
Short-term loan #2
Loans payable
Principal amount of loan receivable									$ 190,444		190,444
Long-term debt										$ 174,840	$ 190,444
Shares for debt
Loans payable
Redemption premium				100.00%
Settlement of Bridge Loan				880,000
Settlement of Bridge Loan				$ 2,200,000
Short term bank loans
Loans payable
Principal amount of loan receivable									772,955
Long term bank loans
Loans payable
Principal amount of loan receivable									2,632,103
Bridge Loan
Loans payable
Principal amount of loan receivable				$ 1,100,000					$ 1,000,000
Redemption premium				100.00%					100.00%
Capital raise threshold							$ 18,000,000		$ 18,000,000
Loan term									18 months
Interest rate									1.50%
Additional borrowing								$ 100,000
Long-term debt				$ 2,200,000				$ 1,100,000
Accrued redemption premium				$ 1,100,000
Share price				$ 2.50
Settlement of Bridge Loan				880,000
Settlement of Bridge Loan				$ 2,200,000